Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets [abstract]
Current assets	R$ 22,814,327	R$ 19,244,962
Cash and cash equivalents	6,691,098	4,358,276
Financial investments	0	1,148
Trade accounts receivable	9,471,592	9,318,077
Inventories	1,097,238	822,814
Prepaid expenses	1,868,954	1,434,042
Income and social contribution taxes recoverable	852,694	752,593
Taxes, charges and contributions recoverable	2,306,093	1,937,770
Taxes, charges and contributions recoverable	606,345	675,305
Judicial deposits and garnishments	150,993	72,516
Dividends and interest on equity	0	51
Derivative financial instruments	15,524	8,336
Other assets	360,141	539,339
Non-current assets	102,126,346	101,493,018
Financial investments	42,619	36,169
Trade accounts receivable	370,149	351,036
Prepaid expenses	2,085,201	1,472,615
Deferred taxes	158,215	177,245
Judicial deposits and garnishments	2,852,730	2,839,413
Derivative financial instruments	1,840	76,952
Other assets	368,835	144,291
Investments	566,384	438,870
Property, plant and equipment	46,812,381	46,318,147
Intangible assets	48,261,647	48,962,975
TOTAL ASSETS	124,940,673	120,737,980
Current liabilities [abstract]
Current liabilities	24,257,939	20,084,184
Personnel, social charges and benefits	1,238,452	1,204,183
Trade accounts payable	9,230,624	8,169,945
Income and social contribution taxes payable	9,898	3,515
Taxes, charges and contributions payable	1,585,936	1,605,505
Dividends and interest on equity	2,237,090	2,247,884
Provisions and contingencies	1,770,997	900,971
Deferred income	1,019,134	960,078
Loans, financing, debentures and leases	6,447,958	4,475,660
Derivative financial instruments	866	6,948
Other liabilities	716,984	509,495
Non-current liabilities [abstract]
Non-current liabilities	30,883,239	31,026,476
Personnel, social charges and benefits	75,461	81,151
Income and social contribution taxes payable	215,355	197,155
Taxes, charges and contributions payable	5,128,584	3,895,732
Deferred taxes	4,015,677	3,418,740
Provisions and contingencies	5,368,788	7,081,666
Loans, financing, debentures and leases	14,298,572	14,261,567
Deferred income	126,912	126,525
Derivative financial instruments	10,403	87,755
Other liabilities	1,643,487	1,876,185
TOTAL LIABILITIES	55,141,178	51,110,660
Equity [abstract]
Equity	69,729,582	69,566,795
Capital	62,071,416	63,571,416
Capital reserves	63,095	63,095
Balance of legal reserves	7,523,216	5,885,575
Equity valuation adjustment	71,855	46,709
Non-controlling shareholders	69,913	60,525
TOTAL EQUITY	69,799,495	69,627,320
TOTAL LIABILITIES AND EQUITY	R$ 124,940,673	R$ 120,737,980